June 29, 2000

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

  Liberty Funds Trust I
    Colonial High Yield Securities Fund
    Colonial Income Fund
    Colonial Strategic Income Fund
    Stein Roe Advisor Tax-Managed Growth Fund
    Stein Roe Advisor Tax-Managed Growth Fund II
    Stein Roe Advisor Tax-Managed Value Fund
  Registration File Nos. 2-41251 & 811-2214

  Liberty Funds Trust II
    Colonial Money Market Fund
    Colonial Intermediate U.S. Government Fund
    Colonial Short Duration U.S. Government Fund
    Newport Greater China Fund
  Registration File Nos. 2-66976 & 811-3009

  Liberty Funds Trust III
    Colonial Select Value Fund
    The Colonial Fund
    Colonial Federal Securities Fund
    Colonial International Horizons Fund
    Colonial Global Equity Fund
    Colonial Strategic Balanced Fund
    Colonial Global Utilities Fund
    Crabbe Huson Small Cap Fund
    The Crabbe Huson Special Fund
    Crabbe Huson Equity Fund
    Crabbe Huson Managed Income & Equity Fund
    Crabbe Huson Real Estate Investment Fund
    Crabbe Huson Contrarian Income Fund
    Crabbe Huson Oregon Tax-Free Fund
    Crabbe Huson Contrarian Fund
  Registration File Nos. 2-15184 & 811-881

  Liberty Funds Trust IV
    Colonial Tax-Exempt Fund
    Colonial Tax-Exempt Insured Fund
    Colonial High Yield Municipal Fund
    Colonial Municipal Money Market Fund
    Colonial Utilities Fund
    Colonial Intermediate Tax-Exempt Fund
    Colonial Counselor Select Income Portfolio
    Colonial Counselor Select Growth Portfolio
    Colonial Counselor Select Balanced Portfolio
  Registration File Nos. 2-62492 & 811-2865

  Liberty Funds Trust V
    Colonial California Tax-Exempt Fund
    Colonial Connecticut Tax-Exempt Fund
    Colonial Florida Tax-Exempt Fund
    Colonial Massachusetts Tax-Exempt Fund
    Colonial Michigan Tax-Exempt Fund
    Colonial Minnesota Tax-Exempt Fund
    Colonial New York Tax-Exempt Fund
    Colonial North Carolina Tax-Exempt Fund
    Colonial Ohio Tax-Exempt Fund
  Registration File Nos. 33-12109 & 811-5030

  Liberty Funds Trust VI
    Colonial U.S. Growth & Income Fund
    Colonial Small Cap Value Fund
    Colonial Value Fund
    Newport Asia Pacific Fund
  Registration File Nos. 33-45117 & 811-6529

  Liberty Funds Trust VII
    Newport Tiger Fund
    Newport Europe Fund
  Registration File Nos. 33-41559 & 811-6347

  Stein Roe Advisor Floating Rate Advantage Fund
  Registration File Nos. 333-91637 & 811-9709

  Colonial Investment Grade Bond Fund
  Registration File Nos. 999-91385 & 811-9701

  Stein Roe Advisor Floating Rate Fund
  Registration File Nos. 333-61751 & 811-08953

  Liberty-Stein Roe Advisor Trust
    Stein Roe Advisor Growth Stock Fund
    Stein Roe Advisor Intermediate Bond Fund
    Stein Roe Advisor Young Investor Fund
  Registration File Nos. 333-17255 & 811-07955

  Liberty-Stein Roe Funds Investment Trust
    Stein Roe Advisor Select Growth & Income Fund
    Stein Roe Advisor Growth Investor Fund
  Registration File Nos. 33-11351 & 811-4978


Dear Sir/Madam:

Pursuant to the requirements of Rule 497(e), submitted for filing via EDGAR is the form of Prospectus Supplement dated June 23, 2000 now being used in connection with the public offering and sale of shares of the Funds.

Sincerely,

LIBERTY FUNDS TRUSTS I THROUGH VII
COLONIAL INVESTMENT GRADE BOND FUND
LIBERTY-STEIN ROE ADVISOR TRUST
LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
STEIN ROE ADVISOR FLOATING RATE FUND
STEIN ROE ADVISOR FLOATING RATE ADVANTAGE FUND



Tracy S. DiRienzo
Assistant Secretary

Enclosures

cc:        Mary Muller (Ropes & Gray)         Mike Rega
           Joe DiMaria (PWC)                  John Lennon
           Shaun Real (E&Y)                   Peter Wiley
           Deborah Young(2)                   Ann Peterson
           Linda DiSilva                      Mark Stoeckle
           Blue Sky                           Scott Schermerhorn
           Richard Stevens                    Gary Swayze
           Carl Ericson                       David Pope
           Scott Richards                     Tim Tuttle
           Leslie Finnemore                   Chris Legallet
           Ann Peterson                       David Smith
           Mike Bissonnette                   Chris Leggallet
           Laura Ostrander                    Charles Roberts
           Bill Loring                        Michael Ellis
           Brian Hartford                     Ophelia Barsketis
           Maureen Newman                     Deb Jansen
           Jim Haynie                         Deborah Snee
           Mel Hughes                         Jane Naeseth
           Veronica Wallace                   Michael Kennedy
           Harvey Hirschhorn                  Brian Good
           Jim Fellows                        John Johnson
           Jim Crabbe                         Mike Stokes
           Bob Anton                          John Maack
           Garth Nisbet                       Jeffrey Huffman
           Paul Rocheleau                     Chris Carabell
           Lynda Couch                        Bill Parmentier
           Dan Cantor                         Jeff Kinzel
           Erik Gustafson                     Dave Brady
           Mike Farmer

                                 LIBERTY FUNDS GROUP
          Supplement to Prospectuses and Statements of Additional Information

Effective July 14, 2000, the following Funds in the Liberty Funds Group will change their names as follows:




Current Fund Name                                                         New Fund Name
Colonial Federal Securities Fund                                          Liberty Federal Securities Fund
The Colonial Fund                                                         The Liberty Fund
Colonial Global Equity Fund                                               Liberty Newport Global Equity Fund
Colonial Global Utilities Fund                                            Liberty Newport Global Utilities Fund
Colonial High Yield Municipal Fund                                        Liberty High Yield Municipal Fund
Colonial High Yield Securities Fund                                       Liberty High Yield Securities Fund
Colonial Income Fund                                                      Liberty Income Fund
Colonial Intermediate Tax-Exempt Fund                                     Liberty Intermediate Tax-Exempt Fund
Colonial Intermediate U.S. Government Fund                                Liberty Intermediate Government Fund
Colonial International Horizons Fund                                      Liberty Newport International Equity Fund
Colonial Investment Grade Bond Fund                                       Liberty Investment Grade Bond Fund
Colonial Money Market Fund                                                Liberty Money Market Fund
Colonial Municipal Money Market Fund                                      Liberty Tax-Exempt Money Market Fund
Colonial California Tax-Exempt Fund                                       Liberty California Tax-Exempt Fund
Colonial Connecticut Tax-Exempt Fund                                      Liberty Connecticut Tax-Exempt Fund
Colonial Florida Tax-Exempt Fund                                          Liberty Florida Tax-Exempt Fund
Colonial Massachusetts Tax-Exempt Fund                                    Liberty Massachusetts Tax-Exempt Fund
Colonial Michigan Tax-Exempt Fund                                         Liberty Michigan Tax-Exempt Fund
Colonial Minnesota Tax-Exempt Fund                                        Liberty Minnesota Tax-Exempt Fund
Colonial New York Tax-Exempt Fund                                         Liberty New York Tax-Exempt Fund
Colonial North Carolina Tax-Exempt Fund                                   Liberty North Carolina Tax-Exempt Fund
Colonial Ohio Tax-Exempt Fund                                             Liberty Ohio Tax-Exempt Fund
Colonial Select Value Fund                                                Liberty Select Value Fund
Colonial Short Duration U.S. Government Fund                              Liberty Short Term Government Fund
Colonial Small Cap Value Fund                                             Liberty Small-Cap Value Fund
Colonial Strategic Balanced Fund                                          Liberty Strategic Balanced Fund
Colonial Strategic Income Fund                                            Liberty Strategic Income Fund
Colonial Tax-Exempt Fund                                                  Liberty Tax-Exempt Fund
Colonial Tax-Exempt Insured Fund                                          Liberty Tax-Exempt Insured Fund
Colonial U.S. Growth & Income Fund                                        Liberty Growth & Income Fund
Colonial Utilities Fund                                                   Liberty Utilities Fund
Colonial Value Fund                                                       Liberty Value Fund
Counselor Select Income Portfolio                                         Liberty Counselor Income Portfolio
Counselor Select Balanced Portfolio                                       Liberty Counselor Balanced Portfolio
Counselor Select Growth Portfolio                                         Liberty Counselor Growth Portfolio
Crabbe Huson Contrarian Fund                                              Liberty Contrarian Fund
Crabbe Huson Contrarian Income Fund                                       Liberty Contrarian Income Fund
Crabbe Huson Equity Fund                                                  Liberty Contrarian Equity Fund
Crabbe Huson Managed Income and Equity Fund                               Liberty Contrarian Balanced Fund
Crabbe Huson Real Estate Investment Fund                                  Liberty Real Estate Fund
Crabbe Huson Oregon Tax-Free Fund                                         Liberty Oregon Tax-Free Fund



Current Fund Name                                                         New Fund Name
Crabbe Huson Small Cap Fund                                               Liberty Contrarian Small-Cap Fund
Crabbe Huson Special Fund                                                 Liberty Special Fund
Newport Asia Pacific Fund                                                 Liberty Newport Asia Pacific Fund
Newport Europe Fund                                                       Liberty Newport Europe Fund
Newport Greater China Fund                                                Liberty Newport Greater China Fund
Newport Tiger Fund                                                        Liberty Newport Tiger Fund
Stein Roe Advisor Floating Rate Fund                                      Liberty Floating Rate Fund
Stein Roe Advisor Floating Rate Advantage Fund                            Liberty Floating Rate Advantage Fund
Stein Roe Advisor Growth Investor Fund                                    Liberty Growth Investor Fund
Stein Roe Advisor Growth Stock Fund                                       Liberty Growth Stock Fund
Stein Roe Advisor Select Growth & Income Fund                             Liberty Value Opportunities Fund
Stein Roe Advisor Tax-Managed Growth Fund                                 Liberty Tax-Managed Growth Fund
Stein Roe Advisor Tax-Managed Value Fund                                  Liberty Tax-Managed Value Fund
Stein Roe Advisor Tax-Managed Growth Fund II                              Liberty Tax-Managed Growth Fund II
Stein Roe Advisor Intermediate Bond Fund                                  Liberty Intermediate Bond Fund
Stein Roe Advisor Young Investor Fund                                     Liberty Young Investor Fund


G-36/677B-0500                                                    June 23, 2000